Revenue from contracts with customer - Net System Sales per Technology (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) Unit	Dec. 31, 2021 EUR (€) Unit	Dec. 31, 2020 EUR (€) Unit
Disaggregation of Revenue [Line Items]
Total net sales	€ 21,173.4	€ 18,611.0	€ 13,978.5
Net system sales
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	561	505	395
Total net sales	€ 15,430.3	€ 13,652.8	€ 10,316.6
EUV
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	40	42	31
Total net sales	€ 7,045.3	€ 6,284.0	€ 4,463.8
ArFi
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	81	81	68
Total net sales	€ 5,236.5	€ 4,959.6	€ 3,917.0
ArF dry
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	28	22	22
Total net sales	€ 623.7	€ 431.9	€ 427.0
KrF
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	151	131	103
Total net sales	€ 1,653.7	€ 1,321.3	€ 1,012.3
I-line
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	45	33	34
Total net sales	€ 211.5	€ 142.3	€ 146.4
Metrology & Inspection
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	216	196	137
Total net sales	€ 659.6	€ 513.7	€ 350.1